Distribution Date:	05/16/25	JPMBB Commercial Mortgage Securities Trust 2015-C27
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	JPMBB Commercial Mortgage Securities Trust
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	6
			askmidlandls.com	(913) 253-9000
Additional Information	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644ABC5	1.413700%	38,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644ABD3	2.733700%	135,330,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46644ABE1	2.920200%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46644AAA0	2.920200%	50,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46644ABF8	3.179400%	222,831,000.00	16,058,528.05	10,203,519.90	42,547.07	0.00	0.00	10,246,066.97	5,855,008.15	97.63%	30.00%
A-SB	46644ABG6	3.017400%	63,997,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46644ABK7	3.633800%	49,709,000.00	49,709,000.00	0.00	0.00	0.00	0.00	0.00	49,709,000.00	77.55%	24.06%
B	46644ABL5	3.898100%	52,766,000.00	52,766,000.00	0.00	0.00	0.00	0.00	0.00	52,766,000.00	56.23%	17.75%
C	46644ABM3	4.307401%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00	41.86%	13.50%
D	46644AAN2	3.807401%	40,781,000.00	40,781,000.00	0.00	0.00	0.00	0.00	0.00	40,781,000.00	25.38%	8.62%
E*	46644AAQ5	2.805000%	24,531,000.00	24,531,000.00	0.00	0.00	0.00	0.00	0.00	24,531,000.00	15.47%	5.69%
F	46644AAS1	3.000000%	11,021,000.00	11,021,000.00	0.00	0.00	0.00	0.00	0.00	11,021,000.00	11.02%	4.38%
G	46644AAU6	3.000000%	8,366,000.00	8,366,000.00	0.00	0.00	0.00	0.00	0.00	8,366,000.00	7.64%	3.37%
NR	46644AAW2	3.000000%	28,232,488.00	18,905,435.59	0.00	0.00	0.00	0.00	0.00	18,905,435.59	0.00%	0.00%
Z	46644AAY8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644ABA9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			836,528,489.01	257,689,963.64	10,203,519.90	42,547.07	0.00	0.00	10,246,066.97	247,486,443.74

X-A	46644ABH4	0.784553%	635,279,000.00	65,767,528.05	0.00	42,998.41	0.00	0.00	42,998.41	55,564,008.15
X-B	46644ABJ0	0.409301%	52,766,000.00	52,766,000.00	0.00	17,997.66	0.00	0.00	17,997.66	52,766,000.00
X-C	46644AAC6	0.000000%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00
X-D	46644AAE2	0.500000%	40,781,000.00	40,781,000.00	0.00	16,992.08	0.00	0.00	16,992.08	40,781,000.00
X-E	46644AAG7	1.502401%	24,531,000.00	24,531,000.00	0.00	30,712.84	0.00	0.00	30,712.84	24,531,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-FG	46644AAJ1	1.307401%	19,387,000.00	19,387,000.00	0.00	21,122.16	0.00	0.00	21,122.16	19,387,000.00
X-NR	46644AAL6	1.307401%	28,232,488.00	18,905,435.59	0.00	20,597.49	0.00	0.00	20,597.49	18,905,435.59
Notional SubTotal			836,528,488.00	257,689,963.64	0.00	150,420.64	0.00	0.00	150,420.64	247,486,443.74

Deal Distribution Total					10,203,519.90	192,967.71	0.00	0.00	10,396,487.61

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644ABC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644ABD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46644ABE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46644AAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46644ABF8	72.06595155	45.79039676	0.19093874	0.00000000	0.00000000	0.00000000	0.00000000	45.98133550	26.27555479
A-SB	46644ABG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46644ABK7	1,000.00000000	0.00000000	0.00000000	3.02816673	12.11266692	0.00000000	0.00000000	0.00000000	1,000.00000000
B	46644ABL5	1,000.00000000	0.00000000	0.00000000	3.24841659	13.40459576	0.00000000	0.00000000	0.00000000	1,000.00000000
C	46644ABM3	1,000.00000000	0.00000000	0.00000000	3.58950101	26.80538873	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46644AAN2	1,000.00000000	0.00000000	0.00000000	3.17283441	68.51660160	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46644AAQ5	1,000.00000000	0.00000000	0.00000000	2.33749990	88.82499613	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46644AAS1	1,000.00000000	0.00000000	0.00000000	2.50000000	95.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46644AAU6	1,000.00000000	0.00000000	0.00000000	2.50000000	117.10037174	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46644AAW2	669.63406094	0.00000000	0.00000000	1.67408519	146.91707582	0.00000000	0.00000000	0.00000000	669.63406094
Z	46644AAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644ABA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644ABH4	103.52542434	0.00000000	0.06768429	0.00000000	0.00000000	0.00000000	0.00000000	0.06768429	87.46394600
X-B	46644ABJ0	1,000.00000000	0.00000000	0.34108441	0.00000000	0.00000000	0.00000000	0.00000000	0.34108441	1,000.00000000
X-C	46644AAC6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644AAE2	1,000.00000000	0.00000000	0.41666658	0.00000000	0.00000000	0.00000000	0.00000000	0.41666658	1,000.00000000
X-E	46644AAG7	1,000.00000000	0.00000000	1.25200114	0.00000000	0.00000000	0.00000000	0.00000000	1.25200114	1,000.00000000
X-FG	46644AAJ1	1,000.00000000	0.00000000	1.08950121	0.00000000	0.00000000	0.00000000	0.00000000	1.08950121	1,000.00000000
X-NR	46644AAL6	669.63406094	0.00000000	0.72956694	0.00000000	0.00000000	0.00000000	0.00000000	0.72956694	669.63406094

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/25 - 04/30/25	30	0.00	42,547.07	0.00	42,547.07	0.00	0.00	0.00	42,547.07	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	04/01/25 - 04/30/25	30	451,581.42	150,527.14	0.00	150,527.14	150,527.14	0.00	0.00	0.00	602,108.56
B	04/01/25 - 04/30/25	30	535,900.95	171,405.95	0.00	171,405.95	171,405.95	0.00	0.00	0.00	707,306.90
C	04/01/25 - 04/30/25	30	825,371.24	127,613.94	0.00	127,613.94	127,613.94	0.00	0.00	0.00	952,985.18
D	04/01/25 - 04/30/25	30	2,664,784.17	129,391.36	0.00	129,391.36	129,391.36	0.00	0.00	0.00	2,794,175.53
E	04/01/25 - 04/30/25	30	2,121,624.77	57,341.21	0.00	57,341.21	57,341.21	0.00	0.00	0.00	2,178,965.98
F	04/01/25 - 04/30/25	30	1,019,442.50	27,552.50	0.00	27,552.50	27,552.50	0.00	0.00	0.00	1,046,995.00
G	04/01/25 - 04/30/25	30	958,746.71	20,915.00	0.00	20,915.00	20,915.00	0.00	0.00	0.00	979,661.71
NR	04/01/25 - 04/30/25	30	4,100,570.99	47,263.59	0.00	47,263.59	47,263.59	0.00	0.00	0.00	4,147,834.58
X-A	04/01/25 - 04/30/25	30	0.00	42,998.41	0.00	42,998.41	0.00	0.00	0.00	42,998.41	0.00
X-B	04/01/25 - 04/30/25	30	0.00	17,997.66	0.00	17,997.66	0.00	0.00	0.00	17,997.66	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	04/01/25 - 04/30/25	30	0.00	16,992.08	0.00	16,992.08	0.00	0.00	0.00	16,992.08	0.00
X-E	04/01/25 - 04/30/25	30	0.00	30,712.84	0.00	30,712.84	0.00	0.00	0.00	30,712.84	0.00
X-FG	04/01/25 - 04/30/25	30	0.00	21,122.16	0.00	21,122.16	0.00	0.00	0.00	21,122.16	0.00
X-NR	04/01/25 - 04/30/25	30	0.00	20,597.49	0.00	20,597.49	0.00	0.00	0.00	20,597.49	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			12,678,022.75	924,978.40	0.00	924,978.40	732,010.69	0.00	0.00	192,967.71	13,410,033.44

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644ABK7	3.633800%	49,709,000.00	49,709,000.00	0.00	0.00	0.00	0.00	0.00	49,709,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644ABL5	3.898100%	52,766,000.00	52,766,000.00	0.00	0.00	0.00	0.00	0.00	52,766,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644ABM3	4.307401%	35,552,000.00	35,552,000.00	0.00	0.00	0.00	0.00	0.00	35,552,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			138,027,000.03	138,027,000.00	0.00	0.00	0.00	0.00	0.00	138,027,000.00

Exchangeable Certificate Details
EC	46644ABN1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	10,396,487.61	Deposit Amount	0.00
		Beginning Reserve Account Balance	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	925,752.86	Master Servicing Fee	1,706.97
Interest Reductions due to Nonrecoverability Determination	(391,083.00)	Certificate Administrator Fee	1,151.44
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	107.01
ARD Interest	0.00	Senior Trust Advisor Fee	449.45
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	3,414.87
Total Interest Collected	534,669.86

Principal		Expenses/Reimbursements
Scheduled Principal	10,084,826.75	Reimbursement for Interest on Advances	(38.46)
Unscheduled Principal Collections		ASER Amount	57,789.70
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	45,851.71
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	116,539.37
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(548.18)
Total Principal Collected	10,084,826.75	Total Expenses/Reimbursements	219,594.14

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	192,967.71
Gain-on-Sale Proceeds Collected	0.00	Principal Distribution	10,203,519.90
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	10,396,487.61
Total Funds Collected	10,619,496.61	Total Funds Distributed	10,619,496.62

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	256,826,580.46	256,826,580.46	Beginning Certificate Balance	257,689,963.64
(-) Scheduled Principal Collections	10,084,826.75	10,084,826.75	(-) Principal Distributions	10,203,519.90
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	116,539.37
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	246,741,753.71	246,741,753.71	Certificate Other Adjustments**	(116,539.37)
Beginning Actual Collateral Balance	257,811,569.37	257,811,569.37	Ending Certificate Balance	247,486,443.74
Ending Actual Collateral Balance	247,678,110.50	247,678,110.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	863,383.18
Beginning Cumulative Advances	3,238,769.10	863,383.18	UC / (OC) Change	(118,693.15)
Current Period Advances	116,539.37	0.00	Ending UC / (OC)	744,690.03
Ending Cumulative Advances	3,355,308.47	863,383.18	Net WAC Rate	4.31%
			UC / (OC) Interest	3,099.11
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.35 or less	3	220,088,209.24	89.20%	(4)	4.3224	0.719973
10,000,000 to 19,999,999		2	26,653,544.47	10.80%	21	4.3797	1.818966	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	1	15,624,470.89	6.33%	(5)	4.4500	1.550000
25,000,000 to 49,999,999		1	37,088,209.24	15.03%	(4)	4.1900	0.200000	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	183,000,000.00	74.17%	(4)	4.3492	0.825355	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	246,741,753.71	100.00%	(1)	4.3285	0.838689	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	1	11,029,073.58	4.47%	57	4.2800	2.200000
								Totals	5	246,741,753.71	100.00%	(1)	4.3285	0.838689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	15,624,470.89	6.33%	(5)	4.4500	1.550000
							Industrial	1	11,029,073.58	4.47%	57	4.2800	2.200000
Michigan	1	11,029,073.58	4.47%	57	4.2800	2.200000
							Mixed Use	1	73,000,000.00	29.59%	(3)	4.3000	0.080000
New York	2	183,000,000.00	74.17%	(4)	4.3492	0.825355
							Office	3	162,712,680.13	65.94%	(4)	4.3446	1.086797
Washington, DC	1	37,088,209.24	15.03%	(4)	4.1900	0.200000
							Totals	5	246,741,753.71	100.00%	(1)	4.3285	0.838689
Totals	5	246,741,753.71	100.00%	(1)	4.3285	0.838689

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	4	231,117,282.82	93.67%	(1)	4.3203	0.790601	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	15,624,470.89	6.33%	(5)	4.4500	1.550000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	246,741,753.71	100.00%	(1)	4.3285	0.838689	49 months or greater	5	246,741,753.71	100.00%	(1)	4.3285	0.838689
								Totals	5	246,741,753.71	100.00%	(1)	4.3285	0.838689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	235,712,680.13	95.53%	(4)	4.3308	0.774993	Interest Only	1	110,000,000.00	44.58%	(4)	4.3818	1.320000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	125,712,680.13	50.95%	(4)	4.2862	0.298105
	Totals	4	235,712,680.13	95.53%	(4)	4.3308	0.774993	241 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
								300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	235,712,680.13	95.53%	(4)	4.3308	0.774993
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	4	173,741,753.71	70.41%	0	4.3405	1.157462	120 months or less	1	11,029,073.58	4.47%	57	4.2800	2.200000
	13 months to 24 months	1	73,000,000.00	29.59%	(3)	4.3000	0.080000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	11,029,073.58	4.47%	57	4.2800	2.200000
	Totals	5	246,741,753.71	100.00%	(1)	4.3285	0.838689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30308886	OF	New York	NY	Actual/360	4.382%	401,665.92	0.00	0.00	N/A	01/01/25	--	110,000,000.00	110,000,000.00	05/01/25
3	30308907	MU	New York	NY	Actual/360	4.300%	0.00	0.00	0.00	N/A	02/06/25	--	73,000,000.00	73,000,000.00	03/06/22
4	30308899	OF	Washington	DC	Actual/360	4.190%	0.00	0.00	0.00	N/A	01/01/25	--	37,088,209.24	37,088,209.24	06/01/23
7	30308885	IN	Livonia	MI	Actual/360	4.280%	39,947.34	171,116.00	0.00	N/A	02/01/30	--	11,200,189.58	11,029,073.58	05/01/25
15	30308897	OF	Birmingham	AL	Actual/360	4.450%	58,047.52	28,793.59	0.00	N/A	12/06/24	--	15,653,264.48	15,624,470.89	11/06/24
23	30308915	RT	Victorville	CA	Actual/360	4.250%	35,009.08	9,884,917.16	0.00	N/A	02/06/25	--	9,884,917.16	0.00	05/06/25
Totals							534,669.86	10,084,826.75	0.00				256,826,580.46	246,741,753.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	8,593,655.00	0.00	--	--	04/11/25	14,193,548.39	51,768.72	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	11/12/24	50,801,971.56	4,394,434.55	(789.62)	2,868,284.58	0.00	116,539.37
4	997,165.84	0.00	--	--	03/11/25	32,700,530.30	410,700.82	(401.17)	701,588.87	0.00	0.00
7	11,140,850.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,611,966.00	0.00	--	--	05/12/25	1,643,954.33	20,856.57	79,998.59	496,499.99	0.00	0.00
23	986,787.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	23,330,425.45	0.00				99,340,004.58	4,877,760.66	78,807.81	4,066,373.44	0.00	116,539.37

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.328542%	4.310273%	(1)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325500%	4.307401%	0
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.330562%	4.311222%	1
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.330535%	4.311165%	2
01/17/25	0	0.00	0	0.00	1	73,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	29,570,527.25	4.304145%	4.285304%	3
12/17/24	0	0.00	0	0.00	3	123,266,455.62	0	0.00	0	0.00	0	0.00	0	0.00	3	20,754,766.57	4.280815%	4.261822%	3
11/18/24	0	0.00	0	0.00	3	123,299,596.72	0	0.00	0	0.00	0	0.00	0	0.00	4	47,474,696.67	4.309437%	4.289472%	4
10/18/24	0	0.00	0	0.00	3	123,330,992.32	0	0.00	0	0.00	0	0.00	0	0.00	4	38,727,598.18	4.305853%	4.286792%	5
09/17/24	0	0.00	0	0.00	3	123,363,896.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.304907%	4.283850%	5
08/16/24	0	0.00	0	0.00	3	123,395,047.30	0	0.00	0	0.00	0	0.00	0	0.00	2	36,152,855.87	4.304935%	4.283860%	7
07/17/24	0	0.00	1	13,337,870.93	2	110,088,209.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323269%	4.302684%	7
06/17/24	1	13,370,424.92	0	0.00	2	110,088,209.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.323316%	4.302714%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30308907	03/06/22	37	5	(789.62)	2,868,284.58	0.00	73,000,000.00	09/21/21	2
4	30308899	06/01/23	22	5	(401.17)	701,588.87	9,218.00	37,855,326.13	02/02/23	2
15	30308897	11/06/24	5	5	79,998.59	496,499.99	22,455.00	15,793,710.79	12/10/24	2
Totals					78,807.81	4,066,373.44	31,673.00	126,649,036.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		235,712,680	110,000,000	125,712,680		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		11,029,074	11,029,074	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	246,741,754	121,029,074	0	0	125,712,680	0
Apr-25	256,826,580	121,200,190	0	0	135,626,391	0
Mar-25	270,193,836	121,369,351	0	0	148,824,486	0
Feb-25	270,427,087	121,541,992	0	0	148,885,095	0
Jan-25	296,439,272	47,465,449	0	0	248,973,823	0
Dec-24	364,222,746	225,190,852	0	0	139,031,894	0
Nov-24	434,752,166	311,452,569	0	0	123,299,597	0
Oct-24	501,661,925	378,330,933	0	0	123,330,992	0
Sep-24	541,205,693	417,841,797	0	0	123,363,896	0
Aug-24	542,045,490	418,650,443	0	0	123,395,047	0
Jul-24	579,095,374	455,669,294	0	13,337,871	110,088,209	0
Jun-24	580,048,550	456,589,916	13,370,425	0	110,088,209	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
01A1	30308886	110,000,000.00	110,000,000.00	250,000,000.00	12/01/14	6,549,569.00	1.32000	12/31/24	01/01/25	I/O
3	30308907	73,000,000.00	73,000,000.00	37,500,000.00	09/10/24	184,494.00	0.08000	06/30/23	02/06/25	236
4	30308899	37,088,209.24	37,855,326.13	9,600,000.00	12/26/24	494,624.36	0.20000	06/30/24	01/01/25	236
15	30308897	15,624,470.89	15,793,710.79	15,750,000.00	02/21/25	1,611,966.00	1.55000	12/31/24	12/06/24	236
23	30308915	0.00	-	21,600,000.00	12/02/14	893,129.71	1.22000	12/31/24	02/06/25	236
Totals		235,712,680.13	236,649,036.92	334,450,000.00		9,733,783.07

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
01A1	30308886	OF	NY	01/03/25	1

5/12/2025 - Loan transferred on 1/8/25 for Maturity Default as Borrower failed to pay off the Loan at the Maturity of 1/1/25. Notice of Default was sent on 1/10/25. Collateral consists of a 22-story Class B office building (''Property'') in Midtown

Manhattan. Property was built in 1919, renovated between 2011 and 2014, contains ~372K NRSF on a 0.44-acre site. Property reported YE2024 NOI of $8.59MM and occupancy of 61%. Lender has conditionally approved a Modification and is

	currently in the process of documenting the transaction.

3	30308907	MU	NY	09/21/21	2

5/12/2025 - The loan transferred to the Special Servicer for delinquent payments on 9/21/2021. There is one commercial tenant occupying 5K SF on a MTM basis and no other viable prospects for the remainder of the commercial space at this time. The residential portion of the collateral has four vacancies as of the 3/28/2025 rent roll. Borrower is proposing a modification and maturity extension, which includes a new equity component as well as structure to collect the balance of the

	$11M payment guaranty pro vided in the prior modification. Special Servicer will dual track foreclosure with workout discussions.

4	30308899	OF	DC	02/02/23	2

5/12/2025 - The loan transferred to the Special Servicer on 2/2/2023. The collateral consists of the leasehold interest in a 12-story multi-tenant office building containing 114,204 SF located in Washington, DC. As of 11/2024, the property was

54% occupied and property was cash flow negative. The capital stack includes a mezzanine loan. Counsel has been retained. Borrower cooperated with the appointment of a receiver. Lincoln was appointed as receiver.

15	30308897	OF	AL	12/10/24	2

5/12/2025 - The Loan transferred to the Special Servicer on 12/12/2024 due to Balloon Payment/Maturity Default as the Loan was not paid in full at maturity on 12/16/2024. The collateral comprises a 166,779 SF four-story Class A suburban office building an d 604 parking spaces built in 1982 and renovated in 1995 and 2003. Blue Lake Center (''Property'') is located in Birmingham, AL at the interchange of Hwy 280 and Interstate 459, approx. eight miles SE of Birmingham CBD.

Occupancy sits around 73% a/o 6/30/ 2024. Major tenants of the property include: Principal Life Ins Company (6.31% NRA, 9/30/25 LXP), Valent Group, LLC (6.29% NRA, 3/31/29 LXP), and JRHBW, Inc. (5.41% NRA, 9/30/28 LXP). B.A.S.S.,

LLC. (9.39% NRA, $35.64/SF/Yr Gross) vacated the property a/o 8/31/2024 upon lease expiration. Historical NOI/DSCR/Occupancy: Annualized June 2024 $1.59MM/1.53x/74%; YE23: $1.35MM/1.30x/74%; YE22 $1.32MM/1.27x/74%. A Notice

of Default was sent to Borrower. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

23	30308915	RT	CA	03/14/25	11
	Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30308907	73,000,000.00	4.30000%	73,000,000.00	3.00000%	9	01/11/21	03/06/20	02/10/21
6	30308682	0.00	4.04500%	0.00	4.04500%	10	05/13/22	05/13/22	08/12/22
7	30308885	0.00	4.28000%	0.00	4.28000%	8	03/31/22	03/31/22	04/01/22
24	30308892	9,920,489.22	4.42000%	9,920,489.22	4.42000%	8	10/30/20	09/01/20	11/05/20
24	30308892	0.00	4.42000%	0.00	4.42000%	8	04/28/22	04/28/22	06/02/22
25	30308893	0.00	4.60000%	0.00	4.60000%	8	04/01/20	04/01/20	02/10/22
30	30308918	8,097,398.85	4.25000%	8,097,398.85	4.25000%	8	08/04/20	05/06/20	08/10/20
Totals		91,017,888.07		91,017,888.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	30308902	10/18/24	23,776,270.03	0.00	268,002.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
10	30308889	01/17/20	21,098,307.63	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
16	30308890	09/17/19	15,699,462.96	29,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
26	30308916	04/16/21	10,302,121.18	15,900,000.00	10,450,693.40	148,791.55	10,450,784.40	10,301,992.85	128.33	0.00	0.00	128.33	0.00%
41	30308895	04/17/18	4,088,579.48	6,900,000.00	0.00	1,228,599.31	5,317,178.79	4,088,579.48	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			74,964,741.28	95,800,000.00	10,718,696.16	1,377,390.86	15,767,963.19	14,390,572.33	128.33	0.00	0.00	128.33

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/25	0.00	2,529.23	0.00	0.00	0.00	0.00	0.00	0.00	6,749,154.51
		02/18/25	6,749,154.51	0.00	0.00	0.00	0.00	6,749,154.51	0.00	0.00
		03/17/23	0.00	128.19	0.00	0.00	0.00	0.00	0.00	0.00
9	30308902	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30308889	01/27/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	30308890	09/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	30308916	04/16/21	0.00	0.00	128.33	0.00	0.00	128.33	0.00	0.00	128.33
41	30308895	04/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			6,749,154.51	2,657.42	128.33	0.00	0.00	6,749,282.84	0.00	0.00	6,749,282.84

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
01A1	0.00	0.00	22,916.67	0.00	0.00	51,768.72	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	15,208.33	0.00	0.00	0.00	0.00	261,583.33	0.00	0.00	0.00	0.00
4	0.00	0.00	7,726.71	0.00	0.00	0.00	0.00	129,499.66	0.00	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	6,020.98	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	(38.46)	0.00	(548.18)	0.00
Total	0.00	0.00	45,851.71	0.00	0.00	57,789.70	0.00	391,083.00	(38.46)	0.00	(548.18)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		494,137.77

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Supplemental Notes
None

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